CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Officers and employees USD ($)	Consultants USD ($)	Officers USD ($)	Preferred Stock - Series D USD ($)	Preferred Stock - Series E	Common Stock	Preferred Stock USD ($)	Preferred Stock Preferred Stock - Series A USD ($)	Preferred Stock Preferred Stock - Series B USD ($)	Preferred Stock Preferred Stock - Series C USD ($)	Preferred Stock Preferred Stock - Series D USD ($)	Preferred Stock Preferred Stock - Series E USD ($)	Common Stock USD ($)	Common Stock Officers and employees USD ($)	Common Stock Consultants USD ($)	Common Stock Officers USD ($)	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Officers and employees USD ($)	Additional Paid-In Capital Consultants USD ($)	Additional Paid-In Capital Officers USD ($)	Additional Paid-In Capital Preferred Stock - Series D USD ($)	Additional Paid-In Capital Preferred Stock - Series E USD ($)	Additional Paid-In Capital Common Stock USD ($)	Treasury Stock USD ($)	Accumulated Deficit USD ($)	Non-Controlling Interest USD ($)
Balance at Sep. 01, 2011	$ 11,062,437								$ 75	$ 800				$ 11,318				$ 25,952,038								$ (14,901,794)
Balance (in shares) at Sep. 01, 2011									750,000	8,000,000				113,191,020
Changes Stockholders' Equity
Issuance of common stock in connection with the conversion of promissory notes	1,007,747													120				1,007,627
Issuance of common stock in connection with the conversion of promissory notes (in shares)														1,196,238
Issuance of preferred stock with warrants for cash	3,284,396										328							3,284,068
Issuance of preferred stock with warrants for cash (in shares)											3,284,396
Beneficial conversion feature in connection with a convertible promissory note	1,715,604																	1,715,604
Preferred stock deemed dividend																		3,284,396								(3,284,396)
Issuance of common stock in connection with a put right and release settlement agreement	4,761,500													535				4,760,965
Issuance of common stock in connection with a put right and release settlement agreement (in shares)														5,350,000
Cancellation of common stock in connection with the separation agreement														(75)				75
Cancellation of common stock in connection with the separation agreement (in shares)														(750,000)
Cancellation of common stock issued to a founder														(45)				45
Cancellation of common stock issued to a founder (in shares)														(450,000)
Issuance of stock for cash	3,177,416													801				3,176,615
Issuance of stock for cash (in shares)														8,011,000
Issuance of stock in connection with the conversion of a promissory note into a current private placement	611,750													153				611,597
Issuance of stock in connection with the conversion of a promissory note into a current private placement ( in shares)														1,529,375
Stock-based compensation in connection with options granted to employees and consultants	249,027																	249,027
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	2,235,439																	2,235,439
Net loss	(11,791,302)																									(11,790,138)	(1,164)
Issuance of common stock for services	837,500													115				837,385
Issuance of common stock for services (in shares)														1,150,000
Issuance of common stock for conversion of preferred stock									(75)	(750)				825
Issuance of common stock for conversion of preferred stock (in shares)									(750,000)	(7,500,000)				8,250,000
Issuance of common stock for exercise of warrants														530				(530)
Issuance of common stock for exercise of warrants (in shares)														5,295,480
Balance at Dec. 31, 2011	17,151,514									50	328			14,277				47,114,351								(29,976,328)	(1,164)
Balance (in shares) at Dec. 31, 2011										500,000	3,284,396			142,773,113
Changes Stockholders' Equity
Distributions to former parent company	(611,589)																	(611,589)
Issuance of stock for cash	9,432,450							1,000,000				100		2,883								999,900		9,429,567
Issuance of stock for cash (in shares)												1,000,000		28,827,139
Issuance of stock to placement agent in connection with sale of stock														30				(30)
Issuance of stock to placement agent in connection with sale of stock (in shares)														303,030
Issuance of common and preferred stock for conversion of notes payable	12,958,913											549		1,284				13,494,579								(537,499)
Issuance of common and preferred stock for conversion of notes payable (in shares)												5,486,968		12,841,082
Issuance of restricted common stock				1,230,130													920				1,229,210
Issuance of restricted common stock (in shares)																	9,200,000
Stock-based compensation in connection with options granted to employees and consultants	11,903,087																	11,903,087
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	1,426,152																	1,426,152
Stock-based compensation in connection with warrants granted to consultants	163,155																	163,155
Preferred stock deemed dividend in connection with the sale of preferred stock																		1,000,000								(1,000,000)
Preferred Stock dividends	(21,150)				(21,150)																					(21,150)
Net loss	(49,103,047)																									(49,104,211)	1,164
Reclassification of derivatives to equity	7,750,289																	7,750,289
Assignment of common stock in connection with cancellation of debt and assignment of shares agreement	103,500																	103,500
Issuance of common stock for services	454,642													50				454,592
Issuance of common stock for services (in shares)														500,000
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold														(175)				175
Cancellation of common stock in connection with the Agreement and Plan of Merger with Valor Gold (in shares)														(1,750,000)
Issuance of common stock in connection with the cancellation of warrants	4,883,196													973				4,882,223
Issuance of common stock in connection with the cancellation of warrants (in shares)	9,729,285
Issuance of restricted common stock in connection with an employment agreement	3,817,917													1,200				3,816,717
Issuance of restricted common stock in connection with an employment agreement (in shares)														12,000,000
Issuance of common stock in connection with the note modification agreement	978,000													200				977,800
Issuance of common stock in connection with the note modification agreement (in shares)														2,000,000
Issuance of warrants in connection with the note modification agreement	2,044,186																	2,044,186
Issuance of common stock for conversion of preferred stock	3,601									(50)	(328)	(649)		3,093				80,813								(79,278)
Issuance of common stock for conversion of preferred stock (in shares)										(500,000)	(3,284,396)	(6,486,968)		30,938,656
Issuance of common stock as consideration for the conversion of preferred stock														300				1,085,700								(1,086,000)
Issuance of common stock as consideration for the conversion of preferred stock (in shares)														3,000,000
Issuance of common stock for exercise of warrants														624				(624)
Issuance of common stock for exercise of warrants (in shares)														6,229,718
Issuance of common stock in connection with the acquisition of mineral rights	4,600,000													1,000				4,599,000
Issuance of common stock in connection with the acquisition of mineral rights (in shares)														10,000,000
Issuance of warrants in connection with the acquisition of mineral rights	1,109,441																	1,109,441
Balance at Dec. 31, 2012	31,274,387													26,659				113,052,194								(81,804,466)
Balance (in shares) at Dec. 31, 2012														266,592,023
Changes Stockholders' Equity
Distributions to former parent company	(15,066)																	(15,066)
Issuance of stock for cash								10,227,079					1										10,227,078
Issuance of stock for cash (in shares)													10,466
Issuance of stock to placement agent in connection with sale of stock (in shares)													67
Repurchase of common stock	(44,455)																								(44,455)
Issuance of stock in connection with the conversion of a promissory note into a current private placement	645,480																	645,480
Issuance of stock in connection with the conversion of a promissory note into a current private placement ( in shares)													652
Stock-based compensation in connection with restricted common stock grants in 2012	2,685,815																	2,685,815
Issuance of restricted common stock		1,389,986	696,362												573	360			1,389,413	696,002
Issuance of restricted common stock (in shares)															5,725,000	3,600,000
Stock-based compensation in connection with options granted to employees and consultants	355,694																	355,694
Stock-based compensation in connection with the assumed options and warrants attributable to post-combination services	27,861																	27,861
Stock-based compensation in connection with modification of terms of stock options	35,079																	35,079
Preferred stock deemed dividend in connection with the sale of preferred stock																		4,101,659								(4,101,659)
Net loss	(14,103,388)																									(14,103,388)
Balance at Dec. 31, 2013	$ 33,174,834												$ 1	$ 27,592				$ 133,201,209							$ (44,455)	$ (100,009,513)
Balance (in shares) at Dec. 31, 2013													11,185	275,917,023